Significant accounting policies and significant accounting estimates and assessments (Tables)	12 Months Ended
Dec. 31, 2018
Significant accounting policies, and significant accounting estimates and assessments
Schedule of Condensed consolidated income statement

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2017	ment	Tickmark	2017
Revenue	139,775	(3,453)	A	136,322
Royalty expenses	(14,629)	466	B	(14,163)
Research and development expenses	(324,667)	0		(324,667)
Administrative expenses	(47,470)	0		(47,470)
Other operating income	607	0		607
Operating loss	(246,384)	(2,987)		(249,371)

Financial income	2,122	0		2,122
Financial expenses	(33,509)	0		(33,509)
Loss before tax	(277,771)	(2,987)		(280,758)

Income tax benefit	5,500	0		5,500
Net loss for the period	(272,271)	(2,987)		(275,258)

Loss per share - basic (DKK)	(9.77)	(0.11)		(9.88)
Loss per share - diluted (DKK)	(9.77)	(0.11)		(9.88)

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2016	ment	Tickmark	2016
Revenue	234,778	(3,914)	A	230,864
Royalty expenses	(31,459)	528	B	(30,931)
Research and development expenses	(268,159)	0		(268,159)
Administrative expenses	(52,503)	0		(52,503)
Other operating income	1,697	0		1,697
Operating loss	(115,646)	(3,386)		(119,032)

Financial income	592	0		592
Financial expenses	(44,356)	0		(44,356)
Loss before tax	(159,410)	(3,386)		(162,796)

Income tax benefit	5,500	0		5,500
Net loss for the period	(153,910)	(3,386)		(157,296)

Loss per share - basic (DKK)	(6.33)	(0.14)		(6.47)
Loss per share - diluted (DKK)	(6.33)	(0.14)		(6.47)

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2015	ment	Tickmark	2015
Revenue	187,677	(5,104)	A	182,573
Royalty expenses	(22,267)	689	B	(21,578)
Research and development expenses	(217,741)	0		(217,741)
Administrative expenses	(41,824)	0		(41,824)
Other operating income	12,828	0		12,828
Operating loss	(81,327)	(4,415)		(85,742)

Financial income	3,889	0		3,889
Financial expenses	(42,394)	0		(42,394)
Loss before tax	(119,832)	(4,415)		(124,247)

Income tax benefit	5,875	0		5,875
Net loss for the period	(113,957)	(4,415)		(118,372)

Loss per share - basic (DKK)	(4.94)	(0.19)		(5.13)
Loss per share - diluted (DKK)	(4.94)	(0.19)		(5.13)

Schedule of Condensed consolidated statements of comprehensive income

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2017	ment	Tickmark	2017
Net loss for the period	(272,271)	(2,987)		(275,258)
Other comprehensive income (loss)	0	0		0
Net loss for the period	(272,271)	(2,987)		(275,258)

	As originally			Amount as
	reatported,			adjusted,
	December31,	Restate-		December 31
DKK thousand	2016	ment	Tickmark	2016
Net loss for the period	(153,910)	(3,386)		(157,296)
Other comprehensive
income (loss)	0	0		0
Net loss for the period	(153,910)	(3,386)		(157,296)

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2015	ment	Tickmark	2015
Net loss for the period	(113,957)	(4,415)		(118,372)
Other comprehensive
income (loss)	0	0		0
Net loss for the period	(113,957)	(4,415)		(118,372)

Schedule of Consolidated Statement of Financial Position

Condensed consolidated statement of financial position as of December 31, 2017

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2017	ment	Tickmark	2017
ASSETS
Non-current assets
Plant and machinery	14,855			14,855
Other fixtures and fittings,
tools and equipment	953			953
Leasehold improvements	304			304
Deposits	2,729			2,729
Restricted cash	5,892			5,892
Other investments	9,312			9,312
Total non-current assets	34,045	0		34,045

Current assets
Trade receivables	21,632	(15,953)	C	5,679
Prepaid expenses	7,253			7,253
Income tax receivable	5,500			5,500
Other receivables	4,979			4,979
Securities	75,111			75,111
Cash and cash equivalents	588,718			588,718
Total current assets	703,193	(15,953)		687,240
Total assets	737,238	(15,953)		721,285

Condensed consolidated statement of financial position as of December 31, 2017 (continued)

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2017	ment	Tickmark	2017
EQUITY AND LIABILITIES
Share capital	30,751			30,751
Share premium	1,959,199			1,959,199
Retained loss	(1,461,482)	(13,799)	D	(1,475,281)
Equity	528,468	(13,799)		514,669

Royalty bond	132,986			132,986
Non-current liabilities	132,986	0		132,986

Trade payables	29,428			29,428
Royalty bond	2,748			2,748
Other liabilities	43,608	(2,154)	C	41,454
Current liabilities	75,784	(2,154)		73,630

Total liabilities	208,770	(2,154)		206,616

Total equity and liabilities	737,238	(15,953)		721,285

Condensed consolidated statement of financial position as of December 31, 2016

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2016	ment	Tickmark	2016
ASSETS
Non-current assets
Plant and machinery	12,081			12,081
Other fixtures and fittings,
tools and equipment	1,154			1,154
Leasehold improvements	408			408
Deposits	2,690			2,690
Restricted cash	305,120			305,120
Total non-current assets	321,453	0		321,453

Current assets
Trade receivables	11,510	(11,510)	C	0
Prepaid expenses	13,837			13,837
Income tax receivable	5,500			5,500
Other receivables	5,379			5,379
Restricted cash	13,617			13,617
Cash and cash equivalents	323,330			323,330
Total current assets	373,173	(11,510)		361,663
Total assets	694,626	(11,510)		683,116

Condensed consolidated statement of financial position as of December 31, 2016 (continued)

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2016	ment	Tickmark	2016
EQUITY AND LIABILITIES
Share capital	26,142			26,142
Share premium	1,441,263			1,441,263
Retained loss	(1,189,211)	(10,813)	D	(1,200,024)
Equity	278,194	(10,813)		267,381

Royalty bond	328,878			328,878
Non-current liabilities	328,878	0		328,878

Trade payables	19,739			19,739
Royalty bond	3,365			3,365
Other liabilities	64,450	(697)	C	63,753
Current liabilities	87,554	(697)		86,857

Total liabilities	416,432	(697)		415,735

Total equity and liabilities	694,626	(11,510)		683,116

Condensed consolidated statement of financial position as of December 31, 2015

	As originally			Amount as
	reported,			adjusted,
	December 31,	Restate-		December 31,
DKK thousand	2015	ment	Tickmark	2015
ASSETS
Non-current assets
Plant and machinery	14,672			14,672
Other fixtures and fittings,
tools and equipment	1,153			1,153
Leasehold improvements	628			628
Deposits	2,666			2,666
Total non-current assets	19,119	0		19,119
Current assets
Trade receivables	158,158	(8,587)	C	149,571
Prepaid expenses	2,430			2,430
Income tax receivable	5,875			5,875
Other receivables	10,427			10,427
Restricted cash	21,403			21,403
Cash and cash equivalents	418,796			418,796
Total current assets	617,089	(8,587)		608,502
Total assets	636,208	(8,587)		627,621

Condensed consolidated statement of financial position as of December 31, 2015 (continued)

	As originally			Amount as
	reported,			adjusted,
	December 31,			December 31,
DKK thousand	2015	Restatement	Tickmark	2015
EQUITY AND LIABILITIES
Share capital	24,353			24,353
Share premium	1,263,179			1,263,179
Retained loss	(1,035,301)	(7,428)	D	(1,042,729)
Equity	252,231	(7,428)		244,803

Royalty bond	312,951			312,951
Non-current liabilities	312,951	0		312,951
Trade payables	21,676			21,676

Other liabilities	49,350	(1,159)	C	48,191
Current liabilities	71,026	(1,159)		69,867

Total liabilities	383,977	(1,159)		382,818

Total equity and liabilities	636,208	(8,587)		627,621